RETIREMENT-RELATED BENEFITS - Assumptions (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Pension Plans
Weighted-average assumptions used to measure net periodic (income)/cost for the year ended December 31
Discount rate	0.62%	0.86%	1.65%
Expected long-term returns on plan assets	3.00%	4.03%	4.62%
Rate of compensation increase	2.22%	2.25%	1.37%
Weighted-average assumptions used to measure benefit obligations at December 31
Discount rate	1.19%	0.62%	0.86%
Rate of compensation increase	2.30%	2.22%	2.25%
Interest crediting rate	1.43%
Nonpension Postretirement Plans
Weighted-average assumptions used to measure net periodic (income)/cost for the year ended December 31
Discount rate	8.31%	8.31%	8.89%
Expected long-term returns on plan assets		8.20%	9.00%
Weighted-average assumptions used to measure benefit obligations at December 31
Discount rate	1.04%	8.31%	8.31%